CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
CONTRACT ASSETS
Schedule of contract assets

	2024	2025
Contract assets	2,603	2,529
Allowance for expected credit losses	(25)	(130)
Net	2,578	2,399
Current	(2,449)	(2,290)
Non-current	129	109